BMW Vehicle Owner Trust 2011-A

Accrued Interest Date:	1/25/13	Collection Period Ending:	1/31/13
Current Payment Date:	2/25/13	Period:	17

Balances
	Initial	Beginning of Period	End of Period

Pool Balance	$1,334,182,794.14	$627,600,919.69	$592,550,855.68

Yield Supplement Overcollateralization	$48,835,748.76	$15,947,994.81	$14,656,836.71

Adjusted Pool Balance	$1,285,347,045.38	$611,652,924.89	$577,894,018.97

Reserve Account	$3,213,367.62	$3,213,367.62	$3,213,367.62

Overcollateralization	$35,347,045.38	$44,987,146.60	$44,987,146.59

Notes

Class A-1 Notes	$314,300,000.00	-	-

Class A-2 Notes	$392,000,000.00	$22,965,778.29	-

Class A-3 Notes	$442,000,000.00	$442,000,000.00	$431,206,872.38

Class A-4 Notes	$101,700,000.00	$101,700,000.00	$101,700,000.00

	$1,250,000,000.00	$566,665,778.29	$532,906,872.38

Reconciliation of Collection Account
Available Funds:

Available Interest:

Interest Collected on Receivables	$1,867,401.57

Servicer Advances	122,509.67

Servicer Advance Reimbursement	93,869.95

Administrative Purchase Payment	0.00

Warranty Purchase Payment	8.21

Recoveries	8,825.58

Investment Earnings on Trust Accounts

Interest from Reserve Account	225.90

Interest from Collection Account	0.00

Total Available Interest	$1,905,100.98
Available Principal:

Principal Collection on Receivables

Receipts of Scheduled Principal	$22,110,726.48

Receipts of Pre-Paid Principal	12,697,970.31

Liquidation Proceeds	139,420.14

Administrative Purchase Payment

Warranty Purchase Payment	11,122.02

Total Available Principal	$34,959,238.95

Advances from the Reserve Account	$0.00

Release from the Reserve Fund Account	$0.00

Total Available Funds	$36,864,339.93

Distributions:

Servicing Fees	$523,000.77

Non-recoverable Servicer Advance Reimbursement	29,446.62

Noteholder's Accrued and Unpaid Interest	379,282.86

Priority Principal Distribution to Noteholder's	0.00

Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00

Regular Principal Distributable Amount to Noteholders	33,758,905.91

Owner Trustee and Indenture Trustee Fees	0.00

Certificate Distribution Account (any remaining payments)	2,173,703.77

Total Distributions	$36,864,339.93

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance	$627,600,919.69

Monthly Principal Received

Regular Principal Received	$22,110,726.48

Prepaid Principal Received	12,697,970.31

Liquidations	139,420.14

Principal Balance Allocable to Gross Charge-offs	90,825.06

Principal Portion of Repurchased Receivables	11,122.02

Total Monthly Principal Amounts	$35,050,064.01

Ending Receivable Principal Balance	$592,550,855.68

Distributions

Interest Distributable Amount			Interest Rate	Current Payment	Per $1,000

Class A-1 Notes			0.30558%	$0.00	0.00
Class A-2 Notes			0.63000%	$12,057.03	0.03
Class A-3 Notes			0.76000%	$279,933.33	0.63
Class A-4 Notes			1.03000%	$87,292.50	0.86
				$379,282.86

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	-	-	-	0.00	0.00
Class A-2 Notes	$22,965,778.29	$22,965,778.29	-	58.59	0.00
Class A-3 Notes	$442,000,000.00	$10,793,127.62	$431,206,872.38	24.42	0.98
Class A-4 Notes	$101,700,000.00	-	$101,700,000.00	0.00	1.00
	$566,665,778.29	$33,758,905.91	$532,906,872.38

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization

Previous Distribution Date Required Amount	15,947,994.81
Beginning Period Amount	15,947,994.81
Current Distribution Date Required Amount	14,656,836.71
Current Period Release	1,291,158.10
Ending Period Amount	14,656,836.71

Reserve Account

Beginning Period Required Amount	$3,213,367.62
Beginning Period Amount	3,213,367.62
Net Investment Earnings	225.90
Current Period Deposit Amount Due	0.00

Reserve Fund Draw Amount	0.00
Ending Period Required Amount	3,213,367.62
Release to Depositor	225.90
Ending Period Amount	$3,213,367.62

Overcollateralization

Beginning Period Overcollateralization Amount	$44,987,146.60

Target Overcollateralization Amount	$44,987,146.59

Ending Period Over Collateralization Amount	$44,987,146.59

Current Period Release	$0.00

Receivables Data

	Beginning Period	Ending Period
Number of Specified Leases	47,038	46,882
Weighted Average Remaining Term	32.68	31.83
Weighted Average Annual Percentage Rate	3.21%	3.21%

Delinquencies
	Dollar Amount	Percentage
30-59 Days	$4,116,631.79	0.69%
60-89 Days	738,828.51	0.12%
90-119 Days	69,337.32	0.01%
120+ Days	489,018.46	0.08%

Total 30+ Days Past Due	$5,413,816.08	0.91%

Write-offs
Gross Principal Write-offs for Current Period		$122,379.00
Recoveries for Current Period		8,825.58
Net Write-Offs for Current Period		113,553.42
Cumulative Net Realized Losses		$1,739,877.14

Repossessions	Dollar Amount	Units
Beginning Period Repossessed Receivables Balance	381,137.53	17
Ending Period Repossessed Receivables Balance	486,079.43	24

Principal Balance of 90+ Day Repossessed Vehicles	56,131.74	2